Liquidity Risk - Summary of External Term Issuance, Sterling Equivalent (Details) - Liquidity risk - GBP (£) £ in Billions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 9.4	£ 23.6
Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	4.7	3.3
Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	3.9	2.8
Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8	0.5
Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	4.7	20.3
Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6	0.0
Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	4.0	0.0
Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	0.0
Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1	0.1
Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0	£ 20.2
Sterling
Disclosure of detailed information about borrowings [line items]
Borrowings	4.5
Sterling | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0
Sterling | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	1.2
Sterling | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
Sterling | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.5
Sterling | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Sterling | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.8
Sterling | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Sterling | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.1
Sterling | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar
Disclosure of detailed information about borrowings [line items]
Borrowings	2.9
US Dollar | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	2.1
US Dollar | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	2.1
US Dollar | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.8
US Dollar | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
US Dollar | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro
Disclosure of detailed information about borrowings [line items]
Borrowings	2.0
Euro | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.6
Euro | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4
Euro | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	1.4
Euro | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Euro | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK Group Holdings plc | Subordinated liabilities and equity
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Securitisations and other secured funding
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Covered bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Senior unsecured – public benchmark
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | Senior unsecured – privately placed
Disclosure of detailed information about borrowings [line items]
Borrowings	0.0
Other | Santander UK plc | TFSME
Disclosure of detailed information about borrowings [line items]
Borrowings	£ 0.0